Related Party Transactions (Details Textual) In Thousands, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended		1 Months Ended	5 Months Ended			6 Months Ended			6 Months Ended										1 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 First Business Bank [Member] USD ($)	Mar. 31, 2012 First Business Bank [Member] USD ($)	Jun. 30, 2012 First Business Bank [Member] USD ($)	Jun. 30, 2011 First Business Bank [Member] USD ($)	Apr. 30, 2012 Manager [Member]	May 31, 2012 Manager [Member] USD ($)	May 31, 2011 Manager [Member] USD ($)	May 31, 2011 Manager [Member] EUR (€)	Jun. 30, 2012 Manager [Member] USD ($)	Jun. 30, 2011 Manager [Member] USD ($) PerDay	Mar. 31, 2012 Manager [Member] USD ($)	Jun. 30, 2012 Manager [Member] Management Fees [Member] USD ($)	Jun. 30, 2011 Manager [Member] Management Fees [Member] USD ($)	Jun. 30, 2012 Manager [Member] Services Fees [Member] USD ($)	Jun. 30, 2011 Manager [Member] Services Fees [Member] USD ($)	Jun. 30, 2012 Manager [Member] Superintendent Fees [Member] USD ($)	Jun. 30, 2011 Manager [Member] Superintendent Fees [Member] USD ($)	Jun. 30, 2012 Manager [Member] Other Expenses [Member] USD ($)	Jun. 30, 2011 Manager [Member] Other Expenses [Member] USD ($)	Jun. 30, 2011 Manager [Member] Office Renovation Expenses [Member] USD ($)	Jun. 30, 2012 Manager [Member] Criteria For Monthly Techincal Management Fee [Member]	Apr. 30, 2012 Non Executive Member Of Board Of Directors [Member]	Jun. 30, 2012 Non Executive Member Of Board Of Directors [Member]	Jun. 30, 2012 Ship Brokering Firm [Member] USD ($)	Jun. 30, 2011 Ship Brokering Firm [Member] USD ($)	Dec. 31, 2011 Ship Brokering Firm [Member] USD ($)
Related Party Monthly Techincal Management Fee									$ 19	$ 16
Office Space Rental Due, Share Percentage									65.00%
Related Party Monthly Services Fee									136	118
Common and Maintenance Expenses, Share Percentage									65.00%
Reimbursement Of Expenses									100	144	100
Maximum Euro Exchange Rate												1.30												1.35
Superintendant Attendance and Other Direct Expenses Per Day													0.4
Manager Fee Percentage On Gross Freight												1.25%
Manager Commission Percentage On Gross Purchase Sale Price												1.00%
Payments for Commissions													42
Sales Commissions and Fees												111	213
Termination Fee												89,055
Stock Authorized For Issuance In Lieu Of Related Party Fee								1,660,694																	199,642
Management Fees Payable														926
Percentage Of Ownership Interest Held By Related Party								26.00%
Related Party Transaction, Expenses from Transactions with Related Party												3,190	2,157		1,771	956	1,327	761	82	72	10	224	144
Stock Based Compensation Expense Included In Management and Services Fee												1,245
Stock Issued During Period, Shares, Issued for Services												1,660,694														199,642
Due from related party (Note 4)	764		563																								86		84
General and administrative expenses	2,650	2,267										110	130
Proceeds from Related Party Debt				27,750
Due to Related Parties, Noncurrent	764		563	21,750		23,237
Related Party Loan Proceeds Utilised For Additional Liquidity				6,000
Interest Expense, Related Party						533	411
Debt Instrument, Periodic Payment					1,675	838
Debt Instrument, Periodic Payment, Interest						197
Commissions	$ (530)	$ (1,007)																									$ (25)	$ (37)